INCOME TAXES (Schedule of components of the income tax provision) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Total current tax expense					$ 6	$ 30
Total deferred tax expense					(1,544)	(128)
Total income tax benefit	$ (1,119)	$ 0	$ (1,196)	$ 0	(1,538)	(98)
Canada [Member]
Income Tax Contingency [Line Items]
Total current tax expense					0	0
Total deferred tax expense					(11)	0
U.S. federal [Member]
Income Tax Contingency [Line Items]
Total current tax expense					0	0
Total deferred tax expense					(1,055)	(96)
U.S. state [Member]
Income Tax Contingency [Line Items]
Total current tax expense					0	1
Total deferred tax expense					(316)	(32)
Foreign [Member]
Income Tax Contingency [Line Items]
Total current tax expense					6	29
Total deferred tax expense					$ (162)	$ 0